Related party transactions - Non-executive directors ESOP - Rollforward and vesting (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Nov. 30, 2019 EquityInstruments € / shares	Jun. 30, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Jun. 30, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Jun. 30, 2017 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								3,536,651		2,862,216	2,293,636
Number of options granted	921,885	19,800	423,487	861,575	178,900	653,825	120,536	1,365,172		1,040,475	774,361
Exercised								(419,317)		(319,671)	(203,412)
Total options at end of year	4,358,069			3,536,651		2,862,216		4,358,069	4,358,069	3,536,651	2,862,216
Exercise price | € / shares	€ 135.75	€ 113.49	€ 113.49	€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 135.75	€ 135.75	€ 86.32	€ 21.17
2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised										(3,566)
2.44 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									44,585
Number of options granted									10,000
Total options at end of year	54,585							54,585	54,585
2.44 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	11,626							11,626	11,626
Exercise price | € / shares	€ 2.44							€ 2.44	€ 2.44
2.44 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									54,443
Number of options granted									10,000
Total options at end of year	64,443							64,443	64,443
2.44 | David L Lacey | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	6,643							6,643	6,643
Exercise price | € / shares	€ 2.44							€ 2.44	€ 2.44
2.44 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									14,444
Number of options granted									10,000
Exercised									(4,444)	(10,850)
Total options at end of year	20,000							20,000	20,000
Exercise price | € / shares				2.44						€ 2.44
2.44 | Werner Lanthaler | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 2.44							€ 2.44	€ 2.44
3.95 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	7,959							7,959	7,959
Exercise price | € / shares	€ 3.95							€ 3.95	€ 3.95
7.17 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 7.17							€ 7.17	€ 7.17
7.17 | David L Lacey | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	12,800							12,800	12,800
Exercise price | € / shares	€ 7.17							€ 7.17	€ 7.17
7.17 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised										(5,000)
Exercise price | € / shares				7.17						€ 7.17
7.17 | Werner Lanthaler | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 7.17							€ 7.17	€ 7.17
11.38 | Peter Verhaeghe | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	8,333							8,333	8,333
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | Peter Verhaeghe | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667							1,667	1,667
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | David L Lacey | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	8,333							8,333	8,333
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | David L Lacey | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667							1,667	1,667
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised								(4,444)		(5,556)
Exercise price | € / shares	11.38			€ 11.38				€ 11.38	11.38	€ 11.38
11.38 | Werner Lanthaler | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	11.38							11.38	11.38
11.38 | Werner Lanthaler | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | J. Donald deBethizy | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	8,333							8,333	8,333
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | J. Donald deBethizy | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667							1,667	1,667
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | Pamela Klein | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	8,333							8,333	8,333
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
11.38 | Pamela Klein | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667							1,667	1,667
Exercise price | € / shares	€ 11.38							€ 11.38	€ 11.38
86.32 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,666							26,666	26,666
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
86.32 | Peter Verhaeghe | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Peter Verhaeghe | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Peter Verhaeghe | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
86.32 | David L Lacey | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | David L Lacey | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | David L Lacey | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
86.32 | Werner Lanthaler | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Werner Lanthaler | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Werner Lanthaler | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | J. Donald deBethizy | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | J. Donald deBethizy | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | J. Donald deBethizy | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
86.32 | Pamela Klein | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Pamela Klein | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Pamela Klein | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
86.32 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
86.32 | A.A. Rosenberg | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | A.A. Rosenberg | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | A.A. Rosenberg | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
86.32 | James M Daly | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | James M Daly | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | James M Daly | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
21.17 | David L Lacey | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 21.17							€ 21.17	€ 21.17
21.17 | David L Lacey | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 21.17							€ 21.17	€ 21.17
21.17 | David L Lacey | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 21.17							€ 21.17	€ 21.17
11.44 | J. Donald deBethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									35,000
Number of options granted									10,000
Total options at end of year	45,000							45,000	45,000
11.44 | J. Donald deBethizy | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	15,000							15,000	15,000
Exercise price | € / shares	€ 11.44							€ 11.44	€ 11.44
11.44 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									35,000
Number of options granted									10,000
Total options at end of year	45,000							45,000	45,000
11.44 | Pamela Klein | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	15,000							15,000	15,000
Exercise price | € / shares	€ 11.44							€ 11.44	€ 11.44
14.13 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									25,000
Number of options granted									10,000
Total options at end of year	35,000							35,000	35,000
14.13 | Pamela Klein | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000							10,000	10,000
Exercise price | € / shares	€ 14.13							€ 14.13	€ 14.13
14.13 | Pamela Klein | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 14.13							€ 14.13	€ 14.13
80.82 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								15,000	25,000
Number of options granted									10,000
Total options at end of year	35,000			15,000				35,000	35,000	15,000
Exercise price | € / shares				€ 80.82						€ 80.82
80.82 | James M Daly | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	7,500							7,500	7,500
Exercise price | € / shares	€ 80.82							€ 80.82	€ 80.82
80.82 | James M Daly | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 80.82							€ 80.82	€ 80.82
80.82 | James M Daly | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	2,500							2,500	2,500
Exercise price | € / shares	€ 80.82							€ 80.82	€ 80.82